Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense:
Federal
State					1,000	1,000
Total					1,000	1,000
Deferred income tax expense:
Federal
State
Total
Provision for income taxes			$ 3,000			$ 1,000